Accounts receivable, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,936,576	¥ 27,669,404	¥ 27,502,332
Less: allowance for doubtful accounts	(784,383)	(5,513,270)	(4,030,967)
Accounts receivable, net	$ 3,152,193	¥ 22,156,134	¥ 23,471,365